Statement of Cash Flows: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash paid during the period for:
Interest on junior subordinated debentures	$ 3,152	$ 3,184	$ 6,304	$ 6,336	$ 12,707	$ 12,608	$ 12,608
Interest					81,024	94,461	56,879
Income taxes, net of refunds			$ 1,740	$ 100	(301)	(489)	1,027
Junior Subordinated Debentures - Common
Cash paid during the period for:
Interest on junior subordinated debentures					$ 12,329	$ 11,211	$ 12,230